Deposits (Tables)	12 Months Ended
Mar. 31, 2022
Miscellaneous non-current assets [Abstract]
Schedule of information about deposits [Table Text Block]
Description	March 31, 2022	March 31, 2021
Vattenfall AB	$1,361,422	$1,494,617
Bodens Energi	241,291	724,456
Skellefteå Kraft	523,088	-
Equipment Deposits	57,567,943	43,313,678
Total	$59,693,744	$45,532,751